RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 2,077	$ 363
Trade Receivables	$ 1,733	$ 49